Stock Based Compensation and Common Stock (Details 1)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	45,466,295
Balance at beginning fair value | $ / shares	$ 7.00
Weighted average conttractual term (in years)	7 years
Granted | shares	782,605
Weighted average conttractual term (in years)	7 years
Exercised | shares
Forfeited | shares	(585,162)
Fair value exercised | $ / shares	$ 7.00
Shares issued | shares
Unissued shares converted to options | shares	78,343
Expired | shares
Balance at ending	45,742,081
Balance at ending fair value | $ / shares	$ 7.00
Weighted average conttractual term (in years)	7 years
Options, Exercisable, Number	31,961,690
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 7.00
Weighted average conttractual term (in years)	7 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	1,344,657
Balance at beginning fair value | $ / shares
Granted | shares	110,000
Granted fair value | $ / shares	$ 7.00
Exercised | shares
Forfeited | shares	(7,456)
Shares issued | shares	(1,278,858)
Unissued shares converted to options | shares	(78,343)
Balance at ending	90,000
Balance at ending fair value | $ / shares	$ 7.00
Options, Exercisable, Number
Options, Exercisable, Weighted Average Exercise Price | $ / shares